SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION
All of the Company’s operations are within the mining sector. The Company produces silver, gold, lead and zinc from mines located in Guatemala, Peru and Canada. Due to the geographic and political diversity of the countries in which the Company operates, each operating segment is responsible for achieving specified business results within a framework of global corporate policies and standards. Regional management in each country provides support to the operating segments, including but not limited to financial, human resources, and exploration assistance. Each operating segment has a budgeting process which it uses to measure the results of operation and exploration activities.
The operating, exploration and financial results of individual operating segments are reviewed by the Company’s executive management. As a group, the executive management of the Company is considered to be the chief operating decision maker (“CODM”) in order to make decisions about the allocation of resources and to assess their performance. The CODM determined that for review, an operating segment must be one whose principal business activities are the operation of mineral properties for the mining of precious metals and the exploration, development and acquisition of mineral interests.
Revenues generated from the sale of silver in concentrate are from the Company’s Escobal mine in Guatemala. Revenues generated from the sale of gold in doré are generated at the La Arena and Shahuindo mines in Peru and the Timmins mines in Canada. Mineral interests, plant and equipment are situated in Guatemala, Peru and Canada.
Significant information relating to the Company’s operating segments as at and for the year ended December 31, 2017 is summarized as follows:

		December 31, 2017(1)
	Escobal(2)	La Arena	Shahuindo	Timmins mines	Total
Mineral interests and plant and equipment	$776,364	$433,178	$527,826	$879,421	$2,616,789
Goodwill	—	57,468	—	54,617	$112,085
Total assets	906,434	573,566	621,985	978,653	$3,080,638
Total liabilities(3)	$81,208	$160,979	$(539,512)	$(158,425)	$(455,750)

		Year Ended December 31, 2017
	Escobal	La Arena	Shahuindo	Timmins mines	Total
Revenues	$192,510	$233,782	$95,425	$211,840	$733,557
Production costs	61,934	126,376	53,861	105,975	$348,146
Royalties	10,521	—	—	5,049	$15,570
Care and Maintenance(4)	24,855	—	—	—	$24,855
Depreciation and depletion(5)	32,858	48,092	11,452	60,614	$153,016
Mine operating earnings	62,342	59,314	30,112	40,202	191,970
Capital expenditures	$22,901	$32,019	$69,352	$98,775	$223,047

(1)	Balances presented are before intercompany transaction eliminations not included in segmented disclosure.

(2)	Escobal segment includes corporate and other

(3)	Includes intercompany payables and receivables to reconcile to the total liabilities on the statement of financial position

(4)
Due to the suspension of mining operations following the suspension of the Escobal mining license in the beginning of the third quarter care and maintenance costs, which comprise the cost of maintaining the Escobal mine and include environmental costs, salaries and legal fees have been incurred.

(5)	The depreciation and depletion expense for La Arena and Shahuindo mines includes a true-up of $11.3 million related to prior years.
Significant information relating to the Company’s reportable operating segments as at and for the year ended December 31, 2016 is summarized as follows:

		December 31, 2016(1)(2)(3)
	Escobal	La Arena	Shahuindo	Timmins mines	Total
Mineral interests and plant and equipment	$785,888	$451,551	$482,685	$836,829	$2,556,953
Goodwill	—	57,468	—	54,617	$112,085
Total assets(4)	963,824	611,344	547,153	948,932	$3,071,253
Total liabilities(4)(5)	$(27,225)	$71,490	$319,432	$135,402	$499,099

		Year Ended December 31, 2016(1)(2)(3)
	Escobal	La Arena	Shahuindo	Timmins mines	Total
Revenues	$355,812	$244,397	$47,174	$137,120	$784,503
Production costs	128,552	115,229	25,118	63,822	$332,721
Royalties	18,741	—	—	4,172	$22,913
Depreciation and depletion	53,204	27,779	10,016	33,745	$124,744
Mine operating earnings	155,315	101,389	12,040	35,381	$304,125
Capital expenditures(3)	$30,077	$35,366	$63,893	$81,772	$211,108

(1)	The Timmins mines were acquired on April 1, 2016 as part of the Lake Shore Gold acquisition. Results of operations are not included prior to April 1, 2016.

(2)	Shahuindo declared commercial production effective May 1, 2016. All pre-operating revenues from production at Shahuindo have been credited against construction capital through April 30, 2016.

(3)	Capital expenditures in the Timmins mines segment includes the acquisition of the 2% net smelter return (“NSR”) royalty related to production at the Bell Creek mine for $13,676.

(4)	Balances presented are before intercompany transaction eliminations not included in segmented disclosure.

(5)	Includes intercompany payables and receivables to reconcile to the total liabilities on the statement of financial position